Significant Accounting Policies - Schedule of Amended IFRS Accounting Standard (Details)	12 Months Ended
Dec. 31, 2025
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	April 2024
Title	IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	May 2024
Title	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective date	January 1, 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: Classification and Measurement of Financial Instruments [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	May 2024
Title	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: Classification and Measurement of Financial Instruments
Effective date	January 1, 2026
Annual Improvements to IFRS standards - Volume 11 [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	July 2024
Title	Annual Improvements to IFRS standards - Volume 11
Effective date	January 1, 2026
Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-Dependent Electricity [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	December 2024
Title	Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-Dependent Electricity
Effective date	January 1, 2026
Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	August 2025
Title	Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective date	January 1, 2027
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	November 2025
Title	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency
Effective date	January 1, 2027